Available-for-sale securities (Details 3) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Available-for-sale securities
Due in one year or less	$ 75
Due after one year through five years	428
Due after five years through ten years	230
Due after ten years	484
Available-for-sale Securities, Proceeds, Gains and Losses
Proceeds from sale of available-for-sale securities	228	291	357
Gross gains	10	9	17
Gross losses	$ 1	$ 10	$ 23